Property And Equipment And Capitalized Software Development	12 Months Ended
Jun. 30, 2011
Property And Equipment And Capitalized Software Development [Abstract]
Property And Equipment And Capitalized Software Development

4.    Property and Equipment and Capitalized Software Development

Property and equipment consist of the following at:

	June 30,
	2011	2010
Student computers	$61,185	$53,127
Computer software	24,427	10,443
Computer hardware	14,063	9,863
Leasehold improvements	5,948	2,734
Office equipment	3,314	943
Furniture and fixtures	2,138	1,106
Web site development costs	1,115	851

	112,190	79,067
Less accumulated depreciation and amortization	(65,565)	(54,807)

	$46,625	$24,260

The Company recorded depreciation expense related to property and equipment reflected in selling, administrative and other operating expenses of $4.9 million, $3.7 million and $4.4 million during the years ended June 30, 2011, 2010 and 2009, respectively. Depreciation expense of $13.9 million, $12.3 million and $10.3 million related primarily to computers leased to students reflected in instructional costs and services was recorded during the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense of $1.7 million, $0 million and $0 million related to student software costs reflected in instructional costs and services was recorded by the Company during the years ended June 30, 2011, 2010 and 2009, respectively.

In the course of its normal operations, the Company incurs maintenance and repair expenses. Those are expensed as incurred and amounted to $2.9 million, $1.2 million and $0.9 million for the years ended June 30, 2011, 2010 and 2009, respectively.

Capitalized software consists of the following at:

	June 30,
	2011	2010
Capitalized software costs	$42,131	$25,256
Less accumulated depreciation and amortization	(17,745)	(8,803)

	$24,386	$16,453

The Company recorded amortization expense of $7.0 million, $2.7 million and $1.2 million related to capitalized software development reflected in instructional costs and services during the years ended June 30, 2011, 2010 and 2009, respectively. Amortization expense of $1.3 million, $1.1 million and $1.1 million related to capitalized software development reflected in product development expenses was recorded during the years ended June 30, 2011, 2010 and 2009, respectively. The Company recorded amortization of capitalized software development costs reflected in selling, administrative and other operating expenses of $0.6 million, $0.1 million and $0.3 million during the years ended June 30, 2011, 2010 and 2009, respectively.